ATBC | Fidelity Stock Selector All Cap Fund
Fund Summary Fund/Class: Fidelity® Stock Selector All Cap Fund/Fidelity Advisor® Stock Selector All Cap Fund A, T, B, C
Investment Objective
The fund seeks capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - ATBC Fidelity Stock Selector All Cap Fund	Class A		Class T		Class B		Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - ATBC Fidelity Stock Selector All Cap Fund		Class A	Class T	Class B	Class C
Management fee (fluctuates based on the fund's performance relative to a securities market index)		0.53%	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses	[1][2]	0.34%	0.34%	0.36%	0.35%
Total annual operating expenses		1.12%	1.37%	1.89%	1.88%
[1]	For the 12 month period, estimated acquiring fund fees are less than 0.01% and are included in other expenses.
[2]	Based on estimated amounts for the 12 months ended March 31, 2012.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Sell All Shares
Expense Example - ATBC Fidelity Stock Selector All Cap Fund (USD $)	Class A	Class T	Class B	Class C
1 year	683	485	692	291
3 years	911	769	894	591
5 years	1,156	1,074	1,221	1,016
10 years	1,860	1,939	1,917	2,201

Hold Shares
Expense Example, No Redemption - ATBC Fidelity Stock Selector All Cap Fund (USD $)	Class A	Class T	Class B	Class C
1 year	683	485	192	191
3 years	911	769	594	591
5 years	1,156	1,074	1,021	1,016
10 years	1,860	1,939	1,917	2,201

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Allocating the fund's assets among Fidelity equity sector central funds (sector central funds) that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for Class A, Class T, Class B, and Class C after Class A, Class T, Class B, and Class C have been in operation for one calendar year.
Year-by-Year Returns	[1]
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
[1]	The returns shown above are for Fidelity Stock Selector All Cap Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class T, Class B, and Class C would have substantially similar annual returns to Fidelity Stock Selector All Cap Fund because the classes are invested in the same portfolio of securities. Class A's, Class T's, Class B's, and Class C's returns will be lower than Fidelity Stock Selector All Cap Fund's returns to the extent that Class A, Class T, Class B, and Class C have higher expenses.

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.24%	June 30, 2009
Lowest Quarter Return	-24.39%	December 31, 2008
Year-to-Date Return	9.72%	June 30, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2011
Average Annual Total Returns - ATBC Fidelity Stock Selector All Cap Fund		Past 1 year	Past 5 years	Past 10 years
Return Before Taxes	[1]	(5.13%)	(1.03%)	2.58%
Return After Taxes on Distributions	[1]	(5.22%)	(1.29%)	2.39%
Return After Taxes on Distributions and Sale of Fund Shares	[1]	(3.22%)	(0.87%)	2.22%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		2.11%	(0.25%)	2.92%
[1]	The returns shown above are for Fidelity Stock Selector All Cap Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class T, Class B, and Class C would have substantially similar annual returns to Fidelity Stock Selector All Cap Fund because the classes are invested in the same portfolio of securities. Class A's, Class T's, Class B's, and Class C's returns will be lower than Fidelity Stock Selector All Cap Fund's returns to the extent that Class A, Class T, Class B, and Class C have higher expenses.

[1]	The returns shown above are for Fidelity Stock Selector All Cap Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class T, Class B, and Class C would have substantially similar annual returns to Fidelity Stock Selector All Cap Fund because the classes are invested in the same portfolio of securities. Class A's, Class T's, Class B's, and Class C's returns will be lower than Fidelity Stock Selector All Cap Fund's returns to the extent that Class A, Class T, Class B, and Class C have higher expenses.